Operating Segments - Schedule of Segment Assets (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 439,561,402	$ 202,857,273
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment assets	197,613,494	47,899,929
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment assets	27,616,815	13,990,451
Operating Segments | Graphite Exploration and Mining
Disclosure Of Operating Segments [Line Items]
Segment assets	3,229,178	3,116,523
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 211,101,915	$ 137,850,370